Related Parties Loans	12 Months Ended
Dec. 31, 2025
Related Parties Loans [Abstract]
RELATED PARTIES LOANS

NOTE 7 – RELATED PARTIES LOANS

The Company has outstanding loans with related parties. The loans bear an annual fixed interest rate of 3% and shall be repaid (principal and interest) at the date upon which the Company raises at least $15 million and has achieved earnings before interest, tax, depreciation and amortization of $3 million.